PROSPECTUS


                                                                    Smith Barney
                                                              Institutional Cash
                                                                      Management
                                                                      Fund, Inc.
                                                                  Class A Shares


                                                              SEPTEMBER 26, 1997


                                                   Prospectus begins on page one

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Prospectus                                                   September 26, 1997
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     Smith Barney Institutional
     Cash Management Fund, Inc. -- Class A Shares
     388 Greenwich Street
     New York, New York 10013
     (800) 451-2010

     Smith Barney Institutional Cash Management Fund, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments. The Fund is a no-load, open-end management investment company that offers shares in three Portfolios: the Cash Portfolio, the Government Portfolio and the Municipal Portfolio (individually, a "Portfolio" and collectively, the "Portfolios").

     The investment objective of each of the Cash Portfolio and the Government Portfolio is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to maximize current income exempt from Federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

     An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There is no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

     Each Portfolio is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Each Portfolio currently offers two Classes of shares. Class A shares may be purchased by institutional investors on their own behalf. Class B shares may be purchased by institutional investors on behalf of their clients. A Prospectus for Class B shares is available upon request and without charge by calling the Fund at the telephone number set forth above or by contacting a Smith Barney Financial Consultant.

     This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated September 26, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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Table of Contents
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Fee Table                                                                     3
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Financial Highlights                                                          4
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Investment Objectives and Policies                                            6
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Common Investment Techniques                                                 14
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Risks and Special Considerations                                             16
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Valuation of Shares                                                          17
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Dividends, Automatic Reinvestment and Taxes                                  18
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Purchase of Shares                                                           19
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Exchange Privilege                                                           20
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Redemption of Shares                                                         21
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Minimum Account Size                                                         23
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Yield Information                                                            23
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Management of the Fund                                                       24
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Distributor                                                                  25
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Additional Information                                                       25
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     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Smith Barney Inc. This Prospectus does not constitute an offer by the Fund or Smith Barney Inc., to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
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Fee Table
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     The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of a Portfolio based on its current operating expenses:

Smith Barney Institutional Cash              Cash      Government   Municipal
Management Fund -- Class A Shares          Portfolio   Portfolio    Portfolio
================================================================================
Shareholders Transaction Expenses
    Sales Charge Imposed on Purchase          None        None        None
    Deferred Sales Charge                     None        None        None

Annual Portfolio Operating Expenses
    (as a percentage of average net assets)
      Management Fees                         0.27%       0.27%       0.27%
      12b-1 Fees                              None        None        None
      Other Expenses (after reimbursement*)   0.08        0.08        0.08
================================================================================
TOTAL PORTFOLIO OPERATING
    EXPENSES                                  0.35%      0.35%       0.35%
================================================================================


* "Other Expenses" include an expense reimbursement. Absent an expense reimbursement, for its most recent fiscal year end, "Other Expenses" would have been 0.09%, 0.16% and 0.14%, respectively for the Cash Portfolio, Government Portfolio and Municipal Portfolio, and "Total Portfolio Operating Expenses" would have been 0.36%, 0.43% and 0.41%, respectively, for the Cash Portfolio, Government Portfolio and Municipal Portfolio.


     Example

     The following example is intended to assist an investor in understanding the various costs that an investor in each of the Portfolios will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."

Smith Barney Institutional Cash
Management Fund -- Class A Shares      1 Year     3 Years    5 Years    10 Years
================================================================================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each
time period:
    Cash Portfolio                        $4         $11        $20         $44
    Government Portfolio                   4          11         20          44
    Municipal Portfolio                    4          11         20          44

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, a Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

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Financial Highlights
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     The following information for the year ended May 31, 1997 and the period ended May 31, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated May 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information.


For a share of Class A capital stock outstanding throughout the year:


Cash Portfolio                                          1997            1996(1)
================================================================================
Net Asset Value, Beginning of Year              $       1.00    $       1.00
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  Net investment income (2)                            0.052           0.053
  Distributions from investment income                (0.052)         (0.053)
  Net realized gains                                      --           (0.00)*
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Net Asset Value, End of Year                    $       1.00    $       1.00
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Total Return                                            5.35%           5.44%++
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Net Assets, End of Year (000s)                  $    216,055    $    277,572
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Ratios to Average Net Assets+:
  Expenses (2)                                          0.23%           0.15%+
  Net investment income                                 5.23            5.43+
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Government Portfolio                                    1997            1996(1)
================================================================================
Net Asset Value, Beginning of Year              $       1.00    $       1.00
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  Net investment income (2)                            0.052           0.052
  Distributions from net investment income            (0.052)         (0.052)
  Distributions from net realized gains               (0.000)*        (0.000)*
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Net Asset Value, End of Year                    $       1.00    $       1.00
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Total Return                                            5.29%           5.36%++
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Net Assets, End of Period (000s)                $    151,840    $     57,698
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Ratios to Average Net Assets:
  Expenses (2)                                          0.21%           0.16%+
  Net investment income                                 5.18            5.28+
================================================================================


(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.


(2) The Manager waived a portion of its fees for the Portfolio for the years ended May 31, 1997 and May 31, 1996. If the Manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                                   Per Share
                                Decrease in Net               Expense Ratio
                               Investment Income           Without Fee Waiver
                               -----------------           ------------------
                               1997      1996(1)            1997       1996(1)
                               ----      ------             ----       ------
   Cash Portfolio             $0.001     $0.001             0.36%      0.39%+
   Government Portfolio        0.001      0.002             0.43       0.55+


++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.
*     Amount represents less than $0.01.

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Financial Highlights (continued)
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For a share of each class of capital stock outstanding throughout the year:


Municipal Portfolio                                    1997           1996(1)
================================================================================
Net Asset Value, Beginning of Year                $      1.00    $      1.00
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  Net investment income (2)                             0.034          0.035
  Dividends from net investment income                 (0.034)        (0.035)
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Net Asset Value, End of Year                      $      1.00    $      1.00
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Total Return                                             3.40%          3.55%++
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Net Assets, End of Year (000s)                    $    23,666    $    59,308
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Ratios to Average Net Assets:
  Expenses (2)                                           0.21%          0.15%+
  Net investment income                                  3.34           3.46+
================================================================================
(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(2) The Manager waived all of its fees for the Portfolio for the years ended May 31, 1997 and May 31, 1996. In addition, the Manager reimbursed the Portfolio for $63,835 in expenses. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:


                                   Per Share                  Expense Ratio
                                Decrease in Net            Without Fee Waiver
                               Investment Income            and Reimbursement
                               -----------------           ------------------
                               1997      1996(1)            1997       1996(1)
                               ----      ------             ----       ------
   Municipal Portfolio        $0.004     $0.003             0.41%      0.69%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

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Investment Objectives and Policies
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      The investment objective of each Portfolio set forth in this Prospectus is fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Portfolio. Shareholders will be notified of material changes in investment policies. The Portfolios are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

      The investment objective of each of the Cash Portfolio and the Government Portfolio is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek maximum current income that is exempt from Federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity. There can be no assurance that a Portfolio will achieve its investment objective or be able to maintain a stable net asset value of $1.00 per share.

      Common Investment Policies

      The Portfolios will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Smith Barney Mutual Funds Management Inc., the Funds' investment manager ("SBMFM"), pursuant to procedures adopted by the Fund's Board of Directors (the "Directors"). Each Portfolio may invest only in U.S. dollar denominated instruments that have a remaining maturity of 13 months or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act")), and will maintain a dollar weighted average portfolio maturity of 90 days or less.


      Portfolio Quality

      Each Portfolio will limit its investments to securities that the Directors determine present minimal credit risks and that are "Eligible Securities" at the time of acquisition by the Portfolio. The term "Eligible Securities" includes securities

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Investment Objectives and Policies (continued)
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rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means, in the case of the Portfolios,
 (a) any two nationally recognized statistical rating organizations
("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer or (b) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S & P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, L.P., Duff & Phelps Credit Rating Co., IBCA Limited and its affiliate, IBCA, Inc. and Thomson BankWatch. A more detailed discussion of the categories of Municipal Obligations (as defined below) and the ratings of NRSROs is contained in the Statement of Additional Information relating to the Portfolios.

      In addition, the Cash Portfolio and the Government Portfolio may not invest more than 5% of their respective total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than the greater of 1% of their respective total assets or one million dollars in the Second Tier Securities of any one issuer.


      The Cash Portfolio

      The Cash Portfolio pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The Portfolio may also invest in U.S. Government Securities (as defined below) and municipal securities, although the Portfolio expects to invest in such securities to a lesser degree.

      Debt Securities -- The Portfolio may invest in debt obligations of domestic and foreign issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds and variable amount master demand notes. The Portfolio may invest in

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Investment Objectives and Policies (continued)
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privately issued commercial paper that is restricted as to disposition under the federal securities laws. In general, any sale of this paper may not be made without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption therefrom. Pursuant to the provisions of Section 4(2) of the 1933 Act, however, some privately issued commercial paper ("Section 4(2) paper") is eligible for resale to institutional investors, and accordingly, SBMFM may determine that a liquid market exists for that paper pursuant to guidelines adopted by the Directors. If a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities.

      Obligations of Financial Institutions -- The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks having total assets in excess of $1 billion or the equivalent of $1 billion in other currencies (in the case of foreign banks) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members), if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Portfolio will not be fully insured. The Cash Portfolio may purchase fixed time deposits maturing from two business days to seven calendar days up to 10% of its total assets. The Cash Portfolio may also purchase such fixed time deposits maturing in more than seven calendar days, but in less than one year, provided, however, that fixed time deposits shall be considered illiquid securities.

      The Cash Portfolio intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the abovementioned size criteria. The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, Nassau, Tokyo and Toronto. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below.

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Investment Objectives and Policies (continued)
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      Eurodollar or Yankee Obligations -- Eurodollar bank obligations are dollar denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. See "Risks and Special Considerations."

      U.S. Government Securities -- The Portfolio may invest without limit in U.S. Government Securities as described below under "The Government Portfolio."

      Municipal Securities -- The Portfolio may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described below under "The Municipal Portfolio." These obligations may pay interest that is exempt from Federal income taxation.

      Custodial Receipts -- The Cash Portfolio may acquire custodial receipts or certificates with respect to U.S. Government Securities, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government Securities but are not U.S. Government Securities. Although typically under the terms of a custodial receipt the Cash Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Cash Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Cash Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Cash Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a nontaxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

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Investment Objectives and Policies (continued)
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      The Government Portfolio

      The Government Portfolio pursues its objective by investing exclusively in obligations issued and/or guaranteed, as to payment of principal and interest, by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations. The Government Portfolio will be rated from time to time by S&P and Moody's.

      U.S. Government Securities -- U.S. government securities are securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities ("U.S. Government Securities"). U.S. Government Securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Portfolio may invest include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks; and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.


      The Municipal Portfolio

      The Municipal Portfolio pursues its objective by investing primarily in municipal securities whose interest is exempt from Federal income taxes. Under normal market conditions, the Portfolio will invest at least 80% of its assets in municipal securities whose interest is exempt from Federal income taxes. However, the Portfolio reserves the right to invest up to 20% of the value of its assets in securities whose interest is federally taxable. In addition, the Portfolio may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Portfolio's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal securities" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all municipal

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Investment Objectives and Policies (continued)
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securities are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. Additionally, when SBMFM is unable to locate investment opportunities with desirable risk/reward characteristics, the Portfolio may invest without limit in cash and cash equivalents, including obligations that may be Federally taxable (See "Taxable Investments").

      Municipal Securities -- The municipal securities in which the Portfolio may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of thirteen months or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Portfolio may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B in the Statement of Additional Information.

      When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

      At times, the Portfolio may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Portfolio may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

      The Municipal Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Portfolio of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. In order to so qualify, among other things, the Portfolio must ensure that, at the

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Investment Objectives and Policies (continued)
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close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities (other than U.S. Government Securities) of a single issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar or related trades or businesses and (ii) at least 50% of the market value of the Portfolio's total assets is represented by (a) cash and cash items, (b) U.S. Government Securities and (c) other securities limited in respect of any one issuer to an amount not greater in value than 5% of the market value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of the issuer.

      Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Portfolio's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

      Municipal Leases -- The Portfolio may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities.

      Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. SBMFM may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Directors.

      Taxable Investments -- As discussed above, although the Portfolio will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from Federal income tax, the Portfolio may, under certain circumstances, invest in certain securities whose interest is subject to such taxation. These securities include: (i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest bearing savings deposits of banks having total assets of more than $1 billion and

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Investment Objectives and Policies (continued)
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whose deposits are insured by the FDIC, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i) and (iii) above or any other obligations of the U.S. government, its agencies or instrumentalities.

      Derivative Products -- The Municipal Portfolio may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

      Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal obligations. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Portfolio. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the Portfolio receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

      The Portfolio intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the Portfolio's investment objective and policies. The Portfolio will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a Portfolio will not materially alter its risk profile and will be fully consistent with the Portfolio's maturity guidelines.

      Stand-by Commitments -- The Municipal Portfolio may acquire "stand-by commitments" with respect to municipal securities held in its portfolio. Under a

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Investment Objectives and Policies (continued)
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stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified municipal securities at a specified price. The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of SBMFM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, SBMFM will periodically review the issuer's assets, liabilities, contingent claims and other relevant financial information. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

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Common Investment Techniques
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      Participation Interests -- The Portfolios may invest in participation interests in any type of security in which the Portfolios may invest. A participation interest gives a Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

      Demand Features -- The Portfolios may invest in securities that are subject to puts and standby commitments ("demand features"). Demand features give the Portfolio the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument's credit quality, and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolios' investments may be dependent in part on the credit quality of the banks supporting the Portfolios' investments and changes in the credit quality of these financial institutions could cause losses to the Portfolios and effect their share prices. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

      Variable and Floating Rate Securities -- The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by a Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolios, as well as other money market rates of interest. The Portfolios will not purchase securities whose values are tied to interest rates or indexes that are not appropriate for the duration and volatility standards of a money market fund.

      Mortgage and Asset-Backed Securities -- Each of the Cash Portfolio and the Government Portfolio may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. In addition, the Cash Portfolio may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

      Repurchase Agreements -- Each Portfolio may seek additional income by entering into repurchase agreements with respect to obligations that could otherwise be purchased by a Portfolio. Repurchase agreements are transactions in which a Portfolio purchases securities (normally U.S. Government Securities) and simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund's custodian maintains possession of the underlying collateral, which is maintained at not less than 100% of the repurchase price.

      Reverse Repurchase Agreements -- Each Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests or to earn additional income on portfolio securities.


      When-Issued or Delayed Delivery Securities -- Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Portfolio until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. The Fund's Custodian will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by SBMFM to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the directors. Forward commitments will be entered into only when a Portfolio has the intention of taking possession of the securities, but a Portfolio may sell the securities before the settlement date if deemed advisable.


      Borrowing and Lending -- Each Portfolio may borrow money for temporary or emergency purposes in amounts up to 33 1/3% of its total assets; provided, however that no additional investments will be made while borrowings exceed 5% of a Portfolio's total assets. A Portfolio may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, a Portfolio will not lend securities or other assets if, as a result, more than 20% of its total assets would be lent to other parties; however, the Portfolios do not currently intend to engage in securities lending.

      Portfolio Turnover -- Because the Portfolios invest in securities with relatively short-term maturities, each Portfolio is expected to have a high portfolio turnover rate. However, a high turnover rate should not increase a Portfolio's costs because brokerage commissions are not normally charged on the purchase and sale of money market instruments.

--------------------------------------------------------------------------------
Risks and Special Considerations
--------------------------------------------------------------------------------

      Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in a Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

--------------------------------------------------------------------------------
Risks and Special Considerations (continued)
--------------------------------------------------------------------------------

      Each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by such Portfolio. The market value of the obligations in each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors should recognize that, in periods of declining interest rates, the yield of each Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of each Portfolio will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to each Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Portfolios will invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

      Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The net asset value per share of the Cash Portfolio and the Government Portfolio is determined as of 2:00 p.m. New York City time on each day that the New York Stock Exchange ("NYSE") and the Fund's custodian are open.
The net asset value per share of the Municipal Portfolio is determined as of 12:00 noon, New York City time on each day that the NYSE and the Fund's custodian are open. The net asset value per share of each Portfolio is determined by dividing the Portfolio's net assets attributable to the Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. The Fund employs the amortized cost method of valuing portfolio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes
--------------------------------------------------------------------------------

      All Portfolios

      Each Portfolio intends to declare a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. Income dividends are paid monthly and will automatically be reinvested in additional shares of the same Class of the respective Portfolio unless a shareholder has elected to receive distributions in cash. If a shareholder redeems in full an account between payment dates, all dividends declared up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. Long-term capital gains, if any, will be distributed annually.

      It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Portfolio will not be subject to Federal income taxes to the extent that it distributes its taxable net income. For Federal income tax purposes, dividends (other than dividends derived from income on tax-exempt municipal securities, if any) and capital gain distributions, if any, whether in shares or cash, are taxable to shareholders of each Portfolio. Under the Code, no portion of the Portfolio distributions will be eligible for the dividends received deduction for corporations.

      The Municipal Portfolio

      Distributions by the Municipal Portfolio that are exempt for Federal income tax purposes will not necessarily result in exemption under income tax or other tax laws of any state or local taxing authority. Generally, only interest earned on obligations issued by the state or municipality in which the investor resides will be exempt from state and local taxes; however, the laws of the several states and local taxing authorities vary with respect to the taxation of exempt-interest income, and each shareholder should consult a tax advisor in that regard. The Portfolio will make available annually to its shareholders information concerning the percentage of interest income the Portfolio received during the calendar year from municipal securities on a state-by-state basis.

      Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio will not be deductible to the extent that the Portfolio's distributions are exempt from Federal income tax. In addition, any loss realized upon the redemption of shares held less than six months will be disallowed to the extent of any exempt-interest dividends received by the shareholder during such period. However, this holding period may be shortened by the Treasury Department to a period of not less than the greater of 31 days or the period between regular dividend distributions. Further, persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes (continued)
--------------------------------------------------------------------------------

development bonds should consult their tax advisors before purchasing Portfolio shares.

      The Tax Reform Act of 1986 provides that interest on certain municipal securities (i.e., certain private activity bonds) issued after August 7, 1986 will be treated as a preference item for purposes of both the corporate and individual alternative minimum tax. Under Treasury regulations, that portion of the Portfolio's exempt-interest dividend to be treated as a preference item for shareholders will be based on the proportionate share of the interest received by the Portfolio from the specified private activity bonds. Shareholders should consult their tax advisors concerning the effect of the Tax Reform Act on an investment in the Fund.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------


      Purchases of Portfolio shares may be made directly through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"), through a brokerage account maintained with Smith Barney Inc. ("Smith Barney") or with a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker"). Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Class A shares are available for purchase by institutional investors on their own behalf.


      The minimum initial investment in each Portfolio is $1,000,000. The minimum subsequent investment is $50.

      The issuance of shares of a Portfolio is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares.

      The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when First Data, Smith Barney or an Introducing Broker receives, or converts the purchase amount into Federal funds (i.e., monies of member banks within the Federal Reserve Board) that are either in the client's brokerage account at Smith Barney or the Introducing Broker before the Portfolio's close of business. When orders for the purchase of Fund shares are paid for in Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if the order is received prior to 12:00 noon (New York time) which is the close of business with respect to orders for the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

Municipal Portfolio and 2:00 p.m. (New York time)which is the close of business with respect to orders for the Cash and Government Portfolios, on any day the Fund calculates its net asset value. See "Valuation of Shares". Purchase orders received after the close of business or with respect to which Federal funds are not available, or when orders for the purchase of shares are paid for other than in Federal funds, will not be accepted and a new purchase order will need to be submitted on the next day the Fund calculates the Portfolio's net asset value. Shares purchased begin to accrue income dividends on the business day the purchase order becomes effective.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Shareholders of a Portfolio may exchange their shares for shares of any other Portfolio on the basis described below. To qualify for the Exchange Privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the Exchange Privilege, each of the Portfolios offers to exchange its shares for shares of any other Portfolio, on the basis of relative net asset value per share. Since all of the Portfolios seek to maintain a constant $1.00 net asset value per share, it is expected that any exchange with those funds would be on a share-for-share basis. If in utilizing the Exchange Privilege the shareholder exchanges all his shares of a Portfolio, all dividends accrued on such shares for the month to date will be invested in shares of the Portfolio into which the exchange is being made. An exchange between Portfolios pursuant to the Exchange Privilege is treated as a sale for Federal income tax purposes and depending upon the circumstances, a short- or long-term capital gain or loss may be realized.

      To exercise the Exchange Privilege, shareholders should contact First Data or their Smith Barney Financial Consultants, who will advise the applicable Portfolio of the exchange. A shareholder may make exchanges by telephone, provided that (i) he has elected the telephone exchange option on the account application, (ii) the registration of the account for the new Portfolio will be the same as for the Portfolio from which it is exchanged, and (iii) the shares to be exchanged are not in certificate form. To make exchanges by telephone, a shareholder should call the telephone number listed above. The shareholder should identify himself by name and account number and give the name of the Portfolio into which he wishes to make the exchange, the name of the Portfolio and the number of shares he wishes to exchange. The shareholder also may write to First Data requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC,

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

a trust company or a member firm of a domestic securities exchange. The Fund reserves the right to acquire a properly completed Exchange Application.

      These exchange privileges may be modified or terminated at any time.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------


      Redemption of Shares. Shareholders may redeem their shares without charge on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, are priced at the net asset value as next determined. Redemption requests received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, will not be accepted and a new redemption request should be submitted on the following day that the Fund calculates its net asset value. Redemption requests must be made through Smith Barney, an introducing broker or the securities dealer in the selling group through whom the shares were purchased, except that shareholders who purchased shares of the Fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Smith Barney, the Introducing Broker or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until certificates are received by First Data in proper form.


      Shares held at Smith Barney. A redemption request received by Smith Barney in proper form before 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) will not earn a dividend on the day the request is received and redemption proceeds will be credited to a shareholder's account on the same day.

      Shares held at First Data. A shareholder who purchased shares of the Fund directly through First Data may redeem shares through First Data in the manner described in the Prospectus under "Expedited Redemption Procedures" and "Ordinary Redemption Procedures".

      Expedited Redemption Procedures

      Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone at 800-451-2010 or mail to First Data and have the proceeds sent by a Federal funds wire to a previously designated bank account. A redemption request received prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will not earn a dividend on the day the request is received and payment will be made in Federal funds wired on the same business day. If an expedited redemption request for which

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

the redemption proceeds will be wired is received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time), and prior to the close of regular trading on a day on which First Data is open for business, the redemption proceeds will be wired on the next business day following the redemption request that First Data is open for business. A redemption request received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will earn a dividend on the day the request is received. If an expedited redemption request is received after the regular close of trading on the NYSE or on a day that Smith Barney or First Data is closed, the redemption proceeds will be wired on the next business day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account. The Fund or First Data will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. In this regard, the Fund and First Data will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions and exchanges are not available for shares for which certificates have been issued.

      To utilize the expedited redemption procedure, all shares must be held in non-certificate form in the shareholder's account. In addition, an account application with the expedited section properly completed must be on file with First Data before an expedited redemption request is submitted. This form requires a shareholder to designate the bank account to which its redemption proceeds should be sent. Any change in the bank account designated to receive the proceeds must be submitted in proper form on a new account application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the redemption requested, the name of the Portfolio, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. If, because of unusual circumstances, a shareholder is unable to contact First Data at the telephone number listed on the preceding page to make an expedited redemption request, he may contact his Smith Barney Financial Consultant to effect such a redemption, or request redemption in writing as described under "Ordinary Redemption Procedures" below.

      Ordinary Redemption Procedures

      If this method of redemption is used, the shareholder may submit his redemption request in writing to First Data. A Portfolio will make payment for shares redeemed pursuant to the ordinary redemption procedures by check sent to the shareholder at the address on such shareholder's account application. Such checks

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

will normally be sent out within one business day, but in no event more than three business days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares, First Data must have received such certificates. A shareholder's signature must be guaranteed by an "eligible guarantor institution", as such term is defined by Rule 17 Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by First Data through use of industry publications. A notary public is not an acceptable guarantor. In certain instances, First Data may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to: trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact First Data.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

      The Fund reserves the right to redeem involuntarily any shareholder's account if the aggregate net asset value of the shares of a Portfolio held in the account is less than $100,000 (if a shareholder has more than one account in a Portfolio, each account must satisfy the minimum account size.) Before the Directors of the Fund elect to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.

--------------------------------------------------------------------------------
Yield Information
--------------------------------------------------------------------------------

      The Portfolios may measure performance in several ways, including "yield", "effective yield" and "tax equivalent yield" (for the Municipal Portfolio only). A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. Yield represents the income, less expenses generated by the investments, in the Portfolio over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield. The Municipal Portfolio may also quote its tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the Portfolio's tax-free yield. Portfolio yield figures are based upon historical earnings and are not intended to indicate future performance.

--------------------------------------------------------------------------------
Yield Information (continued)
--------------------------------------------------------------------------------

      From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized statistical or rating services, such as Lipper Analytical Services, Inc., IBC Money Fund Report, Morningstar, or by publications of general interest, such as Forbes or Money. In addition, the Portfolios may compare their yields to those of certain U.S. Treasury obligations or other money market instruments.

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Management of the Fund
--------------------------------------------------------------------------------

      Directors

      Overall responsibility for management and supervision of the Fund rests with its Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of each Portfolio are delegated to the Portfolio's investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

      Investment Manager

      SBMFM manages the day-to-day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio, subject to the direction of the Directors of the Fund. As compensation for SBMFM's services to the Portfolios, each Portfolio pays a monthly fee at the annual rate of 0.27% of the value of that Portfolio's average daily net assets.

      SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group, Inc., a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Services. Smith Barney and Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013.


      SBMFM was incorporated on March 12, 1968 under the laws of Delaware. As of August 31, 1997 SBMFM had aggregate assets under management in excess of $81 billion.

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Distributor
--------------------------------------------------------------------------------

      Smith Barney serves as principal underwriter of shares of the Fund. The Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. With respect to Class A shares, the Plan permits SBMFM to use its advisors fee to pay a fee to Smith Barney which in turn makes payments to securities dealers with which Smith Barney has entered into selected dealer agreements. Smith Barney may also use a portion of the fee it receives under the Plan to compensate its Financial Consultants. The purpose of the Plan is to promote distribution of the Fund's shares and to enhance the provision of shareholder services. The Plan merely permits the reallocation of a portion of the advisory fee received to pay for distribution related and shareholder servicing activities.

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Additional Information
--------------------------------------------------------------------------------

      The Fund, an open-end, management investment company, was organized under the laws of the State of Maryland on March 28, 1995. The Directors have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios, and may also authorize the creation of additional series of shares. Each share of a Portfolio represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discretion of the Directors. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Portfolio or Class, except as otherwise required by the 1940 Act or Maryland General Corporation Law. As described under "Voting Rights" in the Statement of Additional Information, the Portfolio ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Portfolio's outstanding shares for the purpose of voting to remove Directors and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

      PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, is the custodian of each Portfolio's assets.


      First Data, located at Exchange Place, Boston, Massachusetts 02109, provides transfer agency and shareholder services for the Fund.


      The Fund sends to each shareholder a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the period covered.

                                                                    SMITH BARNEY
                                                                    ------------


                                               A Member of TravelersGroup [LOGO]




                                                 Smith Barney Institutional Cash
                                                           Management Fund, Inc.
                                                                  Class A Shares


                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                                    FD0958  9/97


                                   PROSPECTUS







                                                                    Smith Barney
                                                              Institutional Cash
                                                                      Management
                                                                      Fund, Inc.
                                                                  Class B Shares

                                                              SEPTEMBER 26, 1997

                                                   Prospectus begins on page one

[Logo] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
Prospectus                                                    September 26, 1997
--------------------------------------------------------------------------------


     Smith Barney Institutional
     Cash Management Fund -- Class B Shares
     388 Greenwich Street
     New York, New York 10013
     (800) 451-2010

     Smith Barney Institutional Cash Management Fund, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments. The Fund is a no-load, open-end management investment company that offers shares in three Portfolios: the Cash Portfolio, the Government Portfolio and the Municipal Portfolio (individually, a "Portfolio" and collectively, the "Portfolios").

     The investment objective of each of the Cash Portfolio and the Government Portfolio is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to maximize current income exempt from Federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

      An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There is no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

     Each Portfolio is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Each Portfolio currently offers two Classes of shares. Class A shares may be purchased by institutional investors on their own behalf. Class B shares may be purchased by institutional investors on behalf of their clients. A Prospectus for Class A shares is available upon request and without charge by calling the Fund at the telephone number set forth above or by contacting a Smith Barney Financial Consultant.

     This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated September 26, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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Table of Contents
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Fee Table                                                                  3
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Investment Objectives and Policies                                         4
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Common Investment Techniques                                              12
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Risks and Special Considerations                                          15
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Valuation of Shares                                                       15
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Dividends, Automatic Reinvestment and Taxes                               16
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Purchase of Shares                                                        17
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Exchange Privilege                                                        18
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Redemption of Shares                                                      19
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Minimum Account Size                                                      21
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Yield Information                                                         21
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Management of the Fund                                                    22
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Distributor and Service Organizations                                     23
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Additional Information                                                    23
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Smith Barney Inc. This Prospectus does not constitute an offer by the Fund or Smith Barney Inc., to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
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Fee Table
--------------------------------------------------------------------------------

     The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of a Portfolio based on its projected annual operating expenses:

Smith Barney Institutional Cash Management    Cash      Government     Municipal
Fund -- Class B Shares                     Portfolio    Portfolio     Portfolio
================================================================================

Shareholders Transaction Expenses
    Sales Charge Imposed on Purchase          None          None           None
    Deferred Sales Charge                     None          None           None
Annual Portfolio Operating Expenses
    (as a percentage of average net assets)
      Management Fees                         0.27%         0.27%          0.27%
      12b-1 Fees                              0.25          0.25           0.25
      Other Expenses (after reimbursement)*   0.08          0.08           0.08
================================================================================
TOTAL PORTFOLIO OPERATING
    EXPENSES                                  0.60%         0.60%          0.60%
================================================================================


* "Other Expenses" have been estimated based on expenses for Class A shares of each Portfolio. These estimated expenses include an expense reimbursement. Absent an expense reimbursement, for its most recent fiscal year end, "Other Expenses" would have been 0.09%, 0.16% and 0.14%, respectively, for the Cash Portfolio, Government Portfolio and Municipal Portfolio, and "Total Portfolio Operating Expenses" would have been 0.61%, 0.68% and 0.66%, respectively for the Cash Portfolio, Government Portfolio and Municipal Portfolio.


     Example

     The following example is intended to assist an investor in understanding the various costs that an investor in each of the Portfolios will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor and Service Organazations."

Smith Barney Institutional Cash Management
Fund -- Class B Shares                   1 Year   3 Years    5 Years   10 Years
================================================================================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each
time period:
    Cash Portfolio                          $6       $19       $33         $75
    Government Portfolio                    6         19         33         75
    Municipal Portfolio                     6         19         33         75

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, a Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

     No financial information is presented since there were no Class B shares outstanding for the year ended May 31, 1997.

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Investment Objectives and Policies
--------------------------------------------------------------------------------

     The investment objective of each Portfolio set forth in this Prospectus is fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Portfolio. Shareholders will be notified of material changes in investment policies. The Portfolios are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

     The investment objective of each of the Cash Portfolio and the Government Portfolio is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek maximum current income that is exempt from Federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity. There can be no assurance that a Portfolio will achieve its investment objective or be able to maintain a stable net asset value of $1.00 per share.

     Common Investment Policies

     The Portfolios will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Smith Barney Mutual Funds Management Inc., the Fund's investment manager ("SBMFM"), pursuant to procedures adopted by the Fund's Board of Directors (the "Directors"). Each Portfolio may invest only in U.S. dollar denominated instruments that have a remaining maturity of 13 months or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act")), and will maintain a dollar weighted average portfolio maturity of 90 days or less.

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Investment Objectives and Policies (continued)
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     Portfolio Quality

     Each Portfolio will limit its investments to securities that the Directors determine present minimal credit risks and that are "Eligible Securities" at the time of acquisition by the Portfolio. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means, in the case of the Portfolios,
(a) any two nationally recognized statistical rating organizations
("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer or (b) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S & P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, L.P., Duff & Phelps Credit Rating Co., IBCA Limited and its affiliate, IBCA, Inc. and Thomson BankWatch.
A more detailed discussion of the categories of Municipal
Obligations (as defined below) and the ratings of NRSROs is contained in the Statement of Additional
Information relating to the Portfolios.

     In addition, the Cash Portfolio and the Government Portfolio may not invest more than 5% of their respective total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than the greater of 1% of their respective total assets or one million dollars in the Second Tier Securities of any one issuer.

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Investment Objectives and Policies (continued)
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     The Cash Portfolio

     The Cash Portfolio pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The Portfolio may also invest in U.S. Government Securities (as defined below) and municipal securities, although the Portfolio expects to invest in such securities to a lesser degree.

     Debt Securities -- The Portfolio may invest in debt obligations of domestic and foreign issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds and variable amount master demand notes. The Portfolio may invest in privately issued commercial paper that is restricted as to disposition under the Federal securities laws. In general, any sale of this paper may not be made without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption therefrom. Pursuant to the provisions of Section 4(2) of the 1933 Act, however, some privately issued commercial paper ("Section 4(2) paper") is eligible for resale to institutional investors, and accordingly, SBMFM may determine that a liquid market exists for that paper pursuant to guidelines adopted by the Directors. If a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities.


     Obligations of Financial Institutions -- The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks having total assets in excess of $1 billion or the equivalent of $1 billion in other currencies (in the case of foreign banks) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members), if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Portfolio will not be fully insured. The Cash Portfolio may purchase fixed time deposits maturing from two business days to seven calendar days up to 10% of its total assets. The Cash Portfolio may also purchase fixed time deposits maturing in more than seven calendar days but in less than one year, provided, however, that such fixed time deposits shall be considered illiquid securities.

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Investment Objectives and Policies (continued)
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     The Cash Portfolio intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above mentioned size criteria. The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, Nassau, Tokyo and Toronto. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below.

     Eurodollar or Yankee Obligations -- Eurodollar bank obligations are dollar denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. See "Risks and Special Considerations."

     U.S. Government Securities -- The Portfolio may invest without limit in U.S. Government Securities as described below under "The Government Portfolio."

     Municipal Securities -- The Portfolio may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described below under "The Municipal Portfolio." These obligations may pay interest that is exempt from Federal income taxation.

     Custodial Receipts -- The Cash Portfolio may acquire custodial receipts or certificates with respect to U.S. Government Securities, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government Securities but are not U.S. Government Securities. Although typically under the

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Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

terms of a custodial receipt the Cash Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Cash Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Cash Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Cash Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a nontaxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.


     The Government Portfolio

     The Government Portfolio pursues its objective by investing exclusively in obligations issued and/or guaranteed, as to payment of principal and interest, by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations. The Government Portfolio will be rated from time to time by S&P and Moody's.

     U.S. Government Securities -- U.S. government securities are securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities ("U.S. Government Securities"). U.S. Government Securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Portfolio may invest include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks; and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

     The Municipal Portfolio

     The Municipal Portfolio pursues its objective by investing primarily in municipal securities whose interest is exempt from Federal income taxes. Under

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Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

normal market conditions, the Portfolio will invest at least 80% of its assets in municipal securities whose interest is exempt from Federal income taxes. However, the Portfolio reserves the right to invest up to 20% of the value of its assets in securities whose interest is federally taxable. In addition, the Portfolio may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Portfolio's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal securities" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all municipal securities are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. Additionally, when SBMFM is unable to locate investment opportunities with desirable risk/reward characteristics, the Portfolio may invest without limit in cash and cash equivalents, including obligations that may be federally taxable (see "Taxable Investments").

     Municipal Securities -- The municipal securities in which the Portfolio may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 13 months or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Portfolio may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B in the Statement of Additional Information.

     When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

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Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

     At times, the Portfolio may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Portfolio may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

     The Municipal Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Portfolio of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. In order to so qualify, among other things, the Portfolio must ensure that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities (other than U.S. Government Securities) of a single issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar or related trades or businesses and (ii) at least 50% of the market value of the Portfolio's total assets is represented by (a) cash and cash items,
(b) U.S. Government Securities and (c) other securities limited in respect of any one issuer to an amount not greater in value than 5% of the market value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of the issuer.

     Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Portfolio's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

     Municipal Leases -- The Portfolio may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities.

     Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other

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Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. SBMFM may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Directors.

     Taxable Investments -- As discussed above, although the Portfolio will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from Federal income tax, the Portfolio may, under certain circumstances, invest in certain securities whose interest is subject to such taxation. These securities include: (i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest bearing savings deposits of banks having total assets of more than $1 billion and whose deposits are insured by the FDIC, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i) and (iii) above or any other obligations of the U.S. government, its agencies or instrumentalities .

     Derivative Products -- The Municipal Portfolio may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

     Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal obligations. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Portfolio. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the Portfolio receives an opinion of legal counsel to the effect that the income from each derivative product

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Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

     The Portfolio intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the Portfolio's investment objective and policies. The Portfolio will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of the Portfolio will not materially alter its risk profile and will be fully consistent with the Portfolio's maturity guidelines.

     Stand-by Commitments -- The Municipal Portfolio may acquire "stand-by commitments" with respect to municipal securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified municipal securities at a specified price. The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of SBMFM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, SBMFM will periodically review the issuer's assets, liabilities, contingent claims and other relevant financial information. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

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Common Investment Techniques
--------------------------------------------------------------------------------

     Participation Interests -- The Portfolios may invest in participation interests in any type of security in which the Portfolios may invest. A participation interest gives a Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

     Demand Features -- The Portfolios may invest in securities that are subject to puts and stand by commitments ("demand features"). Demand features give the Portfolio the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand

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Common Investment Techniques (continued)
--------------------------------------------------------------------------------

features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument's credit quality, and
(iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolios' investments may be dependent in part on the credit quality of the banks supporting the Portfolios' investments and changes in the credit quality of these financial institutions could cause losses to the Portfolios and effect their share prices. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

     Variable and Floating Rate Securities -- The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by a Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolios, as well as other money market rates of interest. The Portfolios will not purchase securities whose values are tied to interest rates or indexes that are not appropriate for the duration and volatility standards of a money market fund.

     Mortgage and Asset-Backed Securities -- Each of the Cash Portfolio and the Government Portfolio may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. In addition, the Cash Portfolio may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

     Repurchase Agreements -- Each Portfolio may seek additional income by entering into repurchase agreements with respect to obligations that could otherwise be purchased by a Portfolio. Repurchase agreements are transactions in which a Portfolio purchases securities (normally U.S. Government Securities) and

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Common Investment Techniques (continued)
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simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund's custodian maintains possession of the underlying collateral, which is maintained at not less than 100% of the repurchase price.

     Reverse Repurchase Agreements -- Each Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests or to earn additional income on portfolio securities.


     When-Issued or Delayed Delivery Securities -- Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Portfolio until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. The Fund's custodian will maintain, in a segragated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the portfolio's purchase commitments, provided such securities have been determined by SBMFM to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the directors. Forward commitments will be entered into only when a Portfolio has the intention of taking possession of the securities, but a Portfolio may sell the securities before the settlement date if deemed advisable.


     Borrowing and Lending -- Each Portfolio may borrow money for temporary or emergency purposes in amounts up to 33 1/3% of its total assets; provided, however that no additional investments will be made while borrowings exceed 5% of a Portfolio's total assets. A Portfolio may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, a Portfolio will not lend securities or other assets if, as a result, more than 20% of its total assets would be lent to other parties; however, the Portfolios do not currently intend to engage in securities lending.

     Portfolio Turnover -- Because the Portfolios invest in securities with relatively short-term maturities, each Portfolio is expected to have a high portfolio turnover rate. However, a high turnover rate should not increase a Portfolio's costs because brokerage commissions are not normally charged on the purchase and sale of money market instruments.

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Risks and Special Considerations
--------------------------------------------------------------------------------

     Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in a Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

     Each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by such Portfolio. The market value of the obligations in each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors should recognize that, in periods of declining interest rates, the yield of each Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of each Portfolio will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to each Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Portfolios will invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

     Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

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Valuation of Shares
--------------------------------------------------------------------------------

     The net asset value per share of the Cash Portfolio and the Government Portfolio is determined as of 2:00 p.m., New York City, time on each day that the New York Stock Exchange ("NYSE") and the Fund's custodian are open. The net asset value per share of the Municipal Portfolio is determined as of 12:00 noon, New York City, time on each day that the NYSE and the Fund's custodian are open. The net asset value per share of each Portfolio is determined by dividing the Portfolio's net assets attributable to the Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open,

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Valuation of Shares (continued)
--------------------------------------------------------------------------------

but when the settlement of securities may otherwise occur. The Fund employs the amortized cost method of valuing portfolio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

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Dividends, Automatic Reinvestment and Taxes
--------------------------------------------------------------------------------

     All Portfolios

     Each Portfolio intends to declare a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. Income dividends are paid monthly and will automatically be reinvested in additional shares of the same Class of the respective Portfolio unless a shareholder has elected to receive distributions in cash. If a shareholder redeems in full an account between payment dates, all dividends declared up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. The per share dividend of Class B shares of each Portfolio will be less than the per share dividends of Class A shares of each Portfolio principally as a result of the service fee applicable to Class B shares. Long-term capital gains, if any, will be distributed annually.

     It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Portfolio will not be subject to Federal income taxes to the extent that it distributes its taxable net income. For Federal income tax purposes, dividends (other than dividends derived from income on tax-exempt municipal securities, if any) and capital gain distributions, if any, whether in shares or cash, are taxable to shareholders of each Portfolio. Under the Code, no portion of the Portfolio distributions will be eligible for the dividends received deduction for corporations.

     The Municipal Portfolio

     Distributions by the Municipal Portfolio that are exempt for Federal income tax purposes will not necessarily result in exemption under income tax or other tax laws of any state or local taxing authority. Generally, only interest earned on obligations issued by the state or municipality in which the investor resides will be exempt from state and local taxes; however, the laws of the several states and local taxing authorities vary with respect to the taxation of exempt-interest income, and each shareholder should consult a tax advisor in that regard. The Portfolio will make available annually to its shareholders information concerning the percentage of interest income the Portfolio received during the calendar year from municipal securities on a state-by-state basis.

     Under the Code, interest on indebtedness incurred or continued to purchase or

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Dividends, Automatic Reinvestment and Taxes (continued)
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carry shares of the Portfolio will not be deductible to the extent that the Portfolio's distributions are exempt from Federal income tax. In addition, any loss realized upon the redemption of shares held less than six months will be disallowed to the extent of any exempt-interest dividends received by the shareholder during such period. However, this holding period may be shortened by the Treasury Department to a period of not less than the greater of 31 days or the period between regular dividend distributions. Further, persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisors before purchasing Portfolio shares.

     The Tax Reform Act of 1986 provides that interest on certain municipal securities (i.e., certain private activity bonds) issued after August 7, 1986 will be treated as a preference item for purposes of both the corporate and individual alternative minimum tax. Under Treasury regulations, that portion of the Portfolio's exempt-interest dividend to be treated as a preference item for shareholders will be based on the proportionate share of the interest received by the Portfolio from the specified private activity bonds. Shareholders should consult their tax advisors concerning the effect of the Tax Reform Act on an investment in the Fund.

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Purchase of Shares
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     Purchases of Portfolio shares may be made directly through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"), through a brokerage account maintained with Smith Barney Inc. ("Smith Barney") or with a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker"). Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Class B shares are available for purchase by institutional investors on behalf of their clients. The minimum initial investment in each Portfolio is $1,000,000. The minimum subsequent investment is $50.


     The issuance of shares of a Portfolio is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares.

     The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes

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Purchase of Shares (continued)
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effective when First Data, Smith Barney or an Introducing Broker receives, or converts the purchase amount into Federal funds (i.e., monies of member banks within the Federal Reserve Board) that are either in the client's brokerage account at Smith Barney or the Introducing Broker before the Portfolio's close of business.
When orders for the purchase of Fund shares are paid for in Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if the order is received prior to 12:00 noon (New York City time) which is the close of business with respect to orders for the Municipal Portfolio and 2:00 p.m. (New York City time) which is the close of business with respect to orders for the Cash and Government Portfolios, on any day the Fund calculates its net asset value. See "Valuation of Shares". Purchase orders received after the close of business or with respect to which Federal funds are not available, or when orders for the purchase of shares are paid for other than in Federal funds, will not be accepted and a new purchase order will need to be submitted on the next day the Fund calculates the Portfolio's net asset value.
Shares purchased begin to accrue income dividends on the business day the purchase order becomes effective.

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Exchange Privilege
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     Shareholders of a Portfolio may exchange their shares for shares of any other Portfolio on the basis described below. To qualify for the Exchange Privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the Exchange Privilege, each of the Portfolios offers to exchange its shares for shares of any other Portfolio, on the basis of relative net asset value per share. Since all of the Portfolios seek to maintain a constant $1.00 net asset value per share, it is expected that any exchange with those funds would be on a share-for-share basis. If in utilizing the Exchange Privilege the shareholder exchanges all his shares of a Portfolio, all dividends accrued on such shares for the month to date will be invested in shares of the Portfolio into which the exchange is being made. An exchange between Portfolios pursuant to the Exchange Privilege is treated as a sale for Federal income tax purposes and depending upon the circumstances, a short- or long-term capital gain or loss may be realized.

     To exercise the Exchange Privilege, shareholders should contact First Data, or their Smith Barney Financial Consultants, who will advise the applicable Portfolio of the exchange. A shareholder may make exchanges by telephone, provided that (i) he has elected the telephone exchange option on the account application, (ii) the registration of the account for the new Portfolio will be the same as for the Portfolio from which it is exchanged, and (iii) the shares to be exchanged are not in

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Exchange Privilege (continued)
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certificate form. To make exchanges by telephone, a shareholder should call the telephone number listed above. The shareholder should identify himself by name and account number and give the name of the Portfolio into which he wishes to make the exchange, the name of the Portfolio and the number of shares he wishes to exchange. The shareholder also may write to First Data requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC or by a trust company or a member firm of a domestic securities exchange. The Fund reserves the right to acquire a properly completed Exchange Application.

     These exchange privileges may be modified or terminated at any time.

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Redemption of Shares
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     Redemption of Shares. Shareholders may redeem their shares without charge on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York City time, are priced at the net asset value as next determined. Redemption requests received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York City time, will not be accepted and a new redemption request should be submitted on the following day that the Fund calculates its net asset value. Redemption requests must be made through Smith Barney, an Introducing Broker or the securities dealer in the selling group through whom the shares were purchased, except that shareholders who purchased shares of the Fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Smith Barney, the Introducing Broker or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until certificates are received by First Data in proper form.


     Shares held at Smith Barney. A redemption request received by Smith Barney in proper form before 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York City time will not earn a dividend on the day the request is received and redemption proceeds will be credited to a shareholder's account on the same day.

     Shares held at First Data. A shareholder who purchased shares of the Fund directly through First Data may redeem shares through First Data in the manner described in the Prospectus under "Expedited Redemption Procedures" and "Ordinary Redemption Procedures".

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Redemption of Shares (continued)
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     Expedited Redemption Procedures

     Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone at 800-451-2010 or mail to First Data and have the proceeds sent by a Federal funds wire to a previously designated bank account. A redemption request received prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York City time) will not earn a dividend on the day the request is received and payment will be made in Federal funds wired on the same business day. If an expedited redemption request for which the redemption proceeds will be wired is received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York City time), and prior to the close of regular trading on the NYSE on a day on which First Data is open for business, the redemption proceeds will be wired on the next business day following the redemption request that First Data is open for business. A redemption request received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will earn a dividend on the day the request is received. If an expedited redemption request is received after the regular close of trading on the NYSE or on a day that Smith Barney or First Data is closed, the redemption proceeds will be wired on the next business day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account. The Fund or First Data will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. In this regard, the Fund and First Data will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions and exchanges are not available for shares for which certificates have been issued.

     To utilize the expedited redemption procedure, all shares must be held in non-certificate form in the shareholder's account. In addition, an account application with the expedited section properly completed must be on file with First Data before an expedited redemption request is submitted. This form requires a shareholder to designate the bank account to which its redemption proceeds should be sent. Any change in the bank account designated to receive the proceeds must be submitted in proper form on a new account application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the redemption requested, the name of the Portfolio, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. If, because of unusual circumstances, a shareholder is unable to contact First Data at the telephone number listed above to make an expedited redemption request, he may contact his Smith Barney Financial Consultant to effect such a redemption or request redemption in writing as described under "Ordinary Redemption Procedures" below.

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Redemption of Shares (continued)
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     Ordinary Redemption Procedures

     If this method of redemption is used, the shareholder may submit his redemption request in writing to First Data. A Portfolio will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to the shareholder at the address on such shareholder's account application. Such checks will normally be sent out within one business day, but in no event more than three business days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares First Data must have received such certificates. A shareholder's signature must be guaranteed by an "eligible guarantor institution", as such term is defined by Rule 17 Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by First Data through use of industry publications. A notary public is not an acceptable guarantor. In certain instances, First Data may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to: trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact First Data.

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Minimum Account Size
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     The Fund reserves the right to redeem involuntarily any shareholder's account if the aggregate net asset value of the shares of a Portfolio held in the account is less than $100,000 (if a shareholder has more than one account in a Portfolio, each account must satisfy the minimum account size.) Before the Directors of the Fund elect to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.

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Yield Information
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     The Portfolios may measure performance in several ways, including "yield", "effective yield" and "tax equivalent yield" (for the Municipal Portfolio only). A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. Yield represents the income, less expenses generated by the investments, in the Portfolio over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield. The Municipal Portfolio may also

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Yield Information (continued)
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quote its tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the Portfolio's tax-free yield. Portfolio yield figures are based upon historical earnings and are not intended to indicate future performance.

     From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized statistical or rating services, such as Lipper Analytical Services, Inc., IBC Money Fund Report, Morningstar, or by publications of general interest, such as Forbes or Money. In addition, the Portfolios may compare their yields to those of certain U.S. Treasury obligations or other money market instruments.

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Management of the Fund
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     Directors

     Overall responsibility for management and supervision of the Fund rests with its Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of each Portfolio are delegated to the Portfolio's investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

     Investment Manager

     SBMFM manages the day-to-day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio, subject to the direction of the Directors of the Fund. As compensation for SBMFM's services to the Portfolios, each Portfolio pays a monthly fee at the annual rate of 0.27% of the value of that Portfolio's average daily net assets.

     SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group, Inc., a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Services. Smith Barney and Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013.


     SBMFM was incorporated on March 12, 1968 under the laws of Delaware. As of August 31, 1997 SBMFM had aggregate assets under management in excess of $81 billion.

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Distributor and Service Organizations
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     Smith Barney serves as Principal Underwriter of shares of the Fund. The Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to make payments to institutional investors such as banks, savings and loans associations and other financial institutions ("service organizations") who are purchasing Class B shares on behalf of their customers, at an annual rate of 0.25% of that Class' average daily net assets.

     The Fund will enter into an agreement with each service organization which purchases Class B shares to provide certain services to the beneficial owners of such shares. Such services include aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with Smith Barney; processing dividend payments from the Fund on behalf of the customers; providing information periodically to customers showing their positions in shares; arranging for bank wires; responding to customer inquiries relating to the services provided by the service organization and handling correspondence; and acting as shareholder of record and nominee. Under terms of the agreements, service organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investment in Class B shares. The service organizations may be subject to various state laws regarding the services described above, and may be required to register as dealers pursuant to state law.

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Additional Information
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     The Fund, an open-end, management investment company, was organized under the laws of the State of Maryland on March 28, 1995. The Directors have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios, and may also authorize the creation of additional series of shares. Each share of a Portfolio represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discretion of the Directors. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Portfolio or Class except as otherwise required by the 1940 Act or Maryland General Corporation Law. As described under "Voting Rights" in the Statement of Additional Information, the Portfolio ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Portfolio's outstanding shares for the purpose of voting to remove Directors and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

     PNC Bank, National Association, located at 17th and Chestnut Streets,

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Additional Information (continued)
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Philadelphia, Pennsylvania 19103, is the custodian of each Portfolio's assets.


     First Data, located at Exchange Place, Boston, Massachusetts 02109, provides transfer agency and shareholder services for the Fund.


     The Fund sends to each shareholder a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the period covered.

                                                                    Smith Barney
                                                                    ------------
                                                A Member of TravelersGroup[Logo]





                                                 Smith Barney Institutional Cash
                                                           Management Fund, Inc.
                                                                  Class B Shares


                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                                    FD 0959 9/97